Submission	Nov. 12, 2025
Submission [Line Items]
Central Index Key	0001756064
Registrant Name	TG-17, Inc.
Registration File Number	333-290750
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A